Statutory surplus reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory Surplus Reserves [Abstract]
Statutory surplus reserve	$ 790
Statutory reserves fund		50.00%